FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instruments at amortised cost (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements of assets
Carrying value	₽ (711,324)	₽ (700,086)
Transfer of assets at fair value from level 1 to level 2	0	0	₽ 0
Transfer of assets at fair value from level 2 to level 1	0	0	0
Assets transfers into Level 3 fair value measurements	0	0	0
Assets transfers out of Level 3 fair value measurements	0	0	0
Transfer of liabilities at fair value from level 1 to level 2	0	0	0
Transfer of liabilities at fair value from level 2 to level 1	0	0	0
Liabilities transfers into Level 3 fair value measurements	0	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0	0
Transfers in and out of categories of financial instruments		0	₽ 0
Cross-currency swaps designated as cash flow hedges | At FVTPL
Fair value measurements of assets
Financial assets, at fair value	678
Cross-currency swaps designated as cash flow hedges | At fair value through other comprehensive income
Fair value measurements of assets
Financial assets, at fair value	(678)
Bank and other loans
Fair value measurements of assets
Carrying value	(159,384)	(250,780)
Fair value
Fair value measurements of assets
Fair value	(350,220)	(366,887)
Carrying value
Fair value measurements of assets
Carrying value	(343,561)	(368,722)
Level 1 | Fair value | Notes
Fair value measurements of assets
Fair value	(180,824)	(115,698)
Level 1 | Carrying value | Notes
Fair value measurements of assets
Carrying value	(174,165)	(117,534)
Level 3 | Fair value | Unquoted Notes
Fair value measurements of assets
Fair value	(10,012)
Level 3 | Fair value | Bank and other loans
Fair value measurements of assets
Fair value	(159,384)	(251,189)
Level 3 | Carrying value | Unquoted Notes
Fair value measurements of assets
Carrying value	(10,012)
Level 3 | Carrying value | Bank and other loans
Fair value measurements of assets
Carrying value	₽ (159,384)	₽ (251,188)